EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 6, 2011 (Accession No. 0001193125-11-331506), to the Prospectus dated May 1, 2011, for the AXA Tactical Manager 500 Portfolio, the AXA Tactical Manager 400 Portfolio, the AXA Tactical Manager 2000 Portfolio, the AXA Tactical Manager International Portfolio, the ATM Large Cap Portfolio, the ATM Mid Cap Portfolio, the ATM Small Cap Portfolio, the ATM International Portfolio, the EQ/AllianceBernstein Short Term-Bond Portfolio and the EQ/AllianceBernstein Short-Term Government Bond Portfolio, each a series of EQ Advisors Trust.